PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2025
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
29.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The Company performed a test on the restricted net assets of its consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only.

The subsidiaries did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2025.

(a)	Condensed Balance Sheets

	As of December 31,
	2025	2024
	US$	US$
ASSETS
Current assets
Cash	301	963
Restricted cash	—	338
Amounts due from subsidiaries	162,128	95,693
Prepayments and other current assets – related parties, net	18,052	15,684
Prepayments and other current assets – third parties, net	5,758	6,362
Total current assets	186,239	119,040
Non-current assets
Investment securities – related parties	1,811	2,221
Securities pledged to an investor	—	315,796
Total non-current assets	1,811	318,017
Total assets	188,050	437,057
LIABILITIES AND SHAREHOLDERS’ DEFICITS
Current liabilities
Convertible notes – related parties	126,203	113,910
Share buyback forward liabilities	—	117,059
Amounts due to subsidiaries	—	1,140
Accrued expenses and other current liabilities	9,313	16,497
Put option liabilities	—	309,115
Short‑term borrowings – related parties	151,664	—
Total current liabilities	287,180	557,721
Non-current liabilities
Share of losses in excess of investments in subsidiaries	1,134,606	728,858
Convertible notes – third parties	10,787	—
Convertible notes – related parties	77,175	—
Warrant liabilities	800	3,340
Total non-current liabilities	1,223,368	732,198
Total liabilities	1,510,548	1,289,919

Shareholders’ deficit
Ordinary shares	7	7
Treasury stock	(138,397)	—
Additional paid-in capital	1,933,992	1,785,664
Accumulated other comprehensive income	39,818	55,165
Accumulated deficit	(3,157,918)	(2,693,698)
Total shareholders’ deficit	(1,322,498)	(852,862)
Total liabilities and shareholders’ deficit	188,050	437,057

(b)	Condensed Statements of Comprehensive Loss

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Total operating expenses	(4,816)	(24,322)	(2,983)
Interest income	4,891	4,725	6,979
Interest expenses	(4,172)	(12,876)	—
Investment income (loss), net	10,685	13,320	(5,084)
Foreign currency exchange gains (losses), net	6,010	614	(171)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	(25,778)	(285,322)	(3,124)
Share of losses from subsidiaries and former consolidated VIEs	(451,040)	(801,064)	(737,618)
Loss before income taxes	(464,220)	(1,104,925)	(742,001)
Income tax expense	—	—	—
Net loss	(464,220)	(1,104,925)	(742,001)
Other comprehensive loss:
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes	13,875	13,547	(8,650)
Foreign currency translation adjustment, net of nil income taxes	(29,222)	16,351	16,210
Total comprehensive loss	(479,567)	(1,075,027)	(734,441)

(c)	Condensed Statements of Cash Flows

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Net cash (used in) generated from operating activities	(3,584)	(45,034)	3,127
Net cash generated from (used in) investing activities	270,001	(1,246,477)	(347,697)
Net cash (used in) generated from financing activities	(267,454)	1,260,592	27,163
Effect of exchange rate changes on cash and restricted cash	37	(1,668)	(1,812)
Net decrease in cash and restricted cash	(1,000)	(32,587)	(319,219)
Cash and restricted cash at beginning of the year	1,301	33,888	353,107
Cash and restricted cash at end of the year	301	1,301	33,888

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and former consolidated VIEs. For the company only financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Share of losses in excess of investments in subsidiaries” and shares in the subsidiaries and former consolidated VIE’s and VIE’s subsidiaries’ loss are presented as “Share of losses from subsidiaries and former consolidated VIEs” on the condensed statements of comprehensive loss.